Non-Current Liabilities - Employee Benefits (Details) - Schedule of non-current liabilities employee benefits	12 Months Ended
	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 AUD ($)
Schedule Of Non Current Liabilities Employee Benefits Abstract
Employee benefits	$ 203,636	$ 138,339	$ 818,190